Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

19.   Earnings per share

        The following table contains reconciliations of the numerators and denominators of the basic and fully diluted earnings per share computations for 2017, 2016 and 2015:

Reconciliation of basic and fully diluted earnings per share in € THOUS, except share and per share data
	2017	2016	2015
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	1,279,788	1,143,980	954,946

Denominators:
Weighted average number of shares outstanding	306,563,400	305,748,381	304,440,184
Potentially dilutive shares	719,912	580,313	824,990

Basic earnings per share	4.17	3.74	3.14

Fully diluted earnings per share	4.16	3.73	3.13